Revenue - Schedule of Trade Receivables, Unbilled Receivables, Contract Assets and Contract Liabilities (Parentheticals) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables Unbilled Receivables Contract Assets and Contract Liabilities [Abstract]
Net of allowance for credit losses	$ 3,660	$ 1,501